Document and Entity Information	6 Months Ended
Dec. 31, 2019
Document And Entity Information
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 2
Entity Registrant Name	GALAXY NEXT GENERATION, INC.
Entity Central Index Key	0001127993
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false